UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2025
ROYALTY AGREEMENT, UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. government securities portion of the Trust's Unallocated Reserve

	January 31, 2025	January 31, 2024
Cash and cash equivalents	$100,204,531	$23,980,448
Distribution payable	(78,064,060)	(4,854,404)

Unallocated cash and cash equivalents	$22,140,471	$19,126,044

Schedule of reconciliation of Trust's Unallocated Reserve

	Unallocated	Trust
	Reserve	Corpus	Total
Balances as of January 31, 2024	$20,975,143	$3	$20,975,146

Net income	93,274,243	—	93,274,243
Distributions declared - $6.9300 per unit	(90,921,669)	—	(90,921,669)

Balances as of January 31, 2025	$23,327,717	$3	$23,327,720